Trade and other receivables	6 Months Ended
Jun. 30, 2023
Trade and other receivables
Trade and other receivables

7.     Trade and other receivables

The trade receivables as of June 30, 2023 were €10 (December 31, 2022: €0). These trade receivables are all due in the short-term, do not bear interest and are not impaired. Other receivables are all due within the short-term and mainly comprise value-added tax receivables of €0.9 million (December 31, 2022: €1.5 million).